Financial assets and liabilities - Net Investments hedges in foreign operations (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gain (loss) recognised in relation to this hedge.	$ 41,000,000
6.000% Senior Secured Green Notes | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Net investment hedge	291,000,000	350,000,000
Gain (loss) recognised in relation to this hedge.		$ (11,000,000)